Revenue, Revenue recognised (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue recognitions [Abstract]
Product revenue, net	£ 45,514,000	£ 23,992,000	£ 87,566,000	£ 31,674,000
Pre-product revenue, net	0	3,708,000	0	6,537,000
Total revenue from sale of therapies	45,514,000	27,700,000	87,566,000	38,211,000
Collaboration revenue	2,250,000	4,302,000	4,739,000	16,265,000
Total revenue	47,764,000	32,002,000	92,305,000	54,476,000
United States [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	32,812,000	18,137,000	62,345,000	25,819,000
Europe [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	12,189,000	9,560,000	24,517,000	12,389,000
Rest of World [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	513,000	3,000	704,000	3,000
Eli Lilly [Member]
Revenue recognitions [Abstract]
Collaboration revenue	0	0	0	7,361,000
Genentech [Member]
Revenue recognitions [Abstract]
Collaboration revenue	£ 2,250,000	£ 4,302,000	£ 4,739,000	£ 8,904,000